SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of revenue	The Company’s revenue disaggregated by revenue streams for the fiscal years ended June 30, 2025, 2024, and 2023 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Type I	¥4,868,494	¥7,522,291	¥6,038,051
Type II	7,860,724	5,791,517	5,569,555
Type III.a. land only	3,089,207	1,924,423	3,543,745
Type III.b. construction only (over time)	1,033,051	1,376,455	1,367,469
Type IV	1,455,933	1,872,388	579,488
Other revenue	535,254	463,609	316,940
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248
The primary components of other revenue for the fiscal years ended June 30, 2025, 2024, and 2023 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Hotels	¥320,799	231,580	101,809
Leasing	48,537	57,834	61,803
Commission	99,457	100,855	101,325
Property management	55,422	58,991	36,516
Other	11,039	14,349	15,487
Other revenue	¥535,254	¥463,609	¥316,940
The Company’s revenue, disaggregated by timing of revenue recognition for the fiscal years ended June 30, 2025, 2024, and 2023 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Point in time	¥17,705,652	¥17,574,228	¥16,047,779
Over time	1,137,011	1,376,455	1,367,469
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

Revenue from External Customers by Products and Services [Table Text Block]

The table below shows revenue from external customers for each product the Company offers for the fiscal years ended June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Single family home	¥7,043,336	¥6,698,836	¥9,898,556
Condominium	6,677,016	11,788,238	7,199,752
Hotel	4,587,057	—	—
Other revenue	535,254	463,609	316,940
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

Revenue from External Customers by Geographic Areas [Table Text Block]

The table below shows revenue from external customers in Japan and all foreign countries for the fiscal years ended June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Japan	¥18,829,625	¥18,931,809	¥17,402,901
All foreign countries	13,038	18,874	12,347
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

Long-Lived Assets by Geographic Areas [Table Text Block]

The table below shows long-lived assets, which consist of property and equipment, intangible assets, and right-of-use assets for operating and finance leases, located in Japan and all foreign countries as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Japan	¥6,188,067	¥5,146,695
All foreign countries	464,496	511,157
Total	¥6,652,563	¥5,657,852